Leases - Narrative (Details) $ in Thousands	1 Months Ended				3 Months Ended
	Oct. 31, 2021 USD ($) unit contract relatedParty	Aug. 31, 2021	Mar. 31, 2021 USD ($) unit	Sep. 30, 2017	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($) unit	Feb. 28, 2019 unit	Oct. 31, 2018
Lessor, Lease, Description [Line Items]
Gain on termination of operating lease					$ 0	$ (11)
Number of contracts | contract	2
Number of manufacturing properties | contract	2
Total lease payments receivable					$ 1,461
Proceeds from deposits from customers	$ 127
Sublease, Lease Term 1
Lessor, Lease, Description [Line Items]
Total lease payments receivable	97
Sublease, Lease Term 2
Lessor, Lease, Description [Line Items]
Total lease payments receivable	$ 109
MediaWorks Corporate Headquarters | Additional Space
Lessor, Lease, Description [Line Items]
Operating lease rent-free period		18 months
Operating lease contract term		9 years 11 months
Manufacturing Space in Enfield, United Kingdom
Lessor, Lease, Description [Line Items]
Gain on termination of operating lease			$ 100
Lease termination fee expense			$ 200
Manufacturing Space in Enfield, United Kingdom | Building
Lessor, Lease, Description [Line Items]
Operating lease contract term							15 years
Number of units | unit							3
Number of units surrendered | unit			1			1
Number of contracts | unit	2
Operating lease, number of third parties | relatedParty	2
Office Space in Rockville, Maryland | Building
Lessor, Lease, Description [Line Items]
Operating lease contract term								5 years
Manufacturing Suite in Stevenage, United Kingdom | Manufacturing Facility
Lessor, Lease, Description [Line Items]
Operating lease rent-free period				6 months